Equity (Details)		12 Months Ended
	Dec. 04, 2025 USD ($) $ / shares shares	Mar. 31, 2026 SGD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 SGD ($) shares		Mar. 31, 2024 SGD ($)
Equity [Line Items]
Authorized share capital (in Dollars) | $			$ 50,000
Aggregate gross proceeds (in Dollars)		$ 13,330,440	10,339,089
Net proceeds received (in Dollars) | $			$ 9,874,400
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued			250,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0002
Initial Public Offering [Member]
Equity [Line Items]
Aggregate shares	2,705,000
Aggregate gross proceeds (in Dollars) | $	$ 10,820,000
Over-Allotment Option [Member]
Equity [Line Items]
Purchase an additional shares	205,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued			14,937,500	12,232,500	[1]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0002
Ordinary shares voting rights		one	one
Price per shares (in Dollars per share) | $ / shares	$ 4
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued			225,000,000
Aggregate shares		2,705,000	2,705,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued			12,767,500	12,767,500	[1]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0002
Ordinary shares voting rights		ten	ten
Convertible ordinary shares			1
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued			25,000,000

[1]	Retroactively presented for the reorganization exercise described in Note 1.